UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Trevor Stewart Burton & Jacobsen, Inc.

Address:   405 Lexington Avenue New York, NY 10174


Form 13F File Number: 28-02774


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Romanna D. Kekish
Title:  Vice President
Phone:  212-972-8157

Signature,  Place,  and  Date  of  Signing:

/s/ Romanna D. Kekish              New York, NY 10174                 11/9/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              74

Form 13F Information Table Value Total:  $   173,878.00
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
----------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                                SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP    VALUE   PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
----------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -----
ABBOTT LABORATORIES           Common         002824100     7553  110,159 X                            100,914      0  9245
ABBOTT LABORATORIES           Common         002824100       69    1,000          X                         0      0  1000
AFLAC INC.                    Common         001055102     7519  157,045 X                            136,720      0  1000
APACHE CORP                   Common         037411105     5461   63,150 X                             54,060      0  9090
APPLE COMPUTER INC.           Common         037833100      354      530 X                                420      0   110
BAKER HUGHES INC              Common         057224107      499   11,035 X                              7,405      0   400
BARRICK GOLD CORP             Common         067901108      559   13,375 X                              9,975      0  3400
BED BATH & BEYOND INC.        Common         075896100     1325   21,025 X                             20,010      0  1015
C S X CORPORATION             Common         126408103     5797  279,371 X                            241,100      0 38271
CATERPILLAR INC               Common         149123101      482    5,600 X                              3,300      0  2300
CHEVRON CORP                  Common         166764100     1849   15,861 X                             12,111      0  3750
CONOCOPHILLIPS                Common         20825C104      237    4,150 X                              1,350      0  2800
DEVRY INC                     Common         251893103      860   37,800 X                             35,500      0  2300
DIAMOND OFFSHORE DRILLING     Common         25271C102     6734  102,330 X                             89,315      0 13015
DOLLAR GENERAL CORP           Common         256677105      227    4,400 X                              4,400      0     0
DOMINION RESOURCES INC        Common         25746U109      408    7,700 X                              3,300      0  4400
DOW CHEMICAL                  Common         260543103     5769  199,240 X                            168,990      0 30250
DOW CHEMICAL                  Common         260543103       43    1,500          X                         0      0  1500
EMC CORP                      Common         268648102     7319  268,380 X                            225,630      0 42750
EMERSON ELECTRIC CO           Common         291011104     6370  131,956 X                            116,920      0 15036
EMERSON ELECTRIC CO           Common         291011104       68    1,400          X                         0      0  1400
EXXON MOBIL CORPORATION       Common         30231G102      885    9,672 X                              3,616      0  6056
FLOWSERVE CORP                Common         34354P105      319    2,500 X                                450      0  2050
FRANKLIN STREET PPTYS CORP    Common         35471R106      133   12,000 X                             12,000      0     0
GOLDCORP INC                  Common         380956409      606   13,225 X                             11,125      0  2100
GRANITE CONSTRUCTION INC.     Common         387328107     4179  145,500 X                            123,100      0 22400
HARRIS CORP                   Common         413875105     7876  153,775 X                            129,105      0 24670
HARRIS CORP                   Common         413875105       51    1,000          X                         0      0  1000
HEWLETT-PACKARD CO            Common         428236103     3390  198,700 X                            159,900      0 38800
HEWLETT-PACKARD CO            Common         428236103        9      500          X                         0      0   500
HONDA MOTOR CO LTD ADR        Common         438128308     3222  104,280 X                             90,380      0 13900
HONEYWELL INT'L INC.          Common         438516106     5836   97,675 X                             84,325      0 13350
HONEYWELL INT'L INC.          Common         438516106       60    1,000          X                         0      0  1000
ILLINOIS TOOL WORKS INC       Common         452308109      902   15,165 X                             11,035      0  4130
J.P. MORGAN CHASE & CO        Common         46625H100      287    7,100 X                              3,600      0  3500
JACOBS ENGINEERING GRP        Common         469814107     5995  148,270 X                            127,450      0 20820
JACOBS ENGINEERING GRP        Common         469814107       61    1,500          X                         0      0  1500
JOHNSON & JOHNSON INC         Common         478160104      441    6,400 X                              2,000      0  4400
LINCOLN NATIONAL CORP         Common         534187109     5227  216,100 X                            187,300      0 28800
LINCOLN NATIONAL CORP         Common         534187109       48    2,000          X                         0      0  2000
LOWE'S COS INC.               Common         548661107      605   20,000 X                             20,000      0     0
MARRIOTT INTL INC             Common         571903202     3835   98,075 X                             77,925      0 20150
MCCORMICK & CO INC            Common         579780206      616    9,925 X                              8,455      0  1470
MCDONALD'S  CORP              Common         580135101      849    9,250 X                              8,150      0  1100
MICROSOFT CORP                Common         594918104     6851  230,200 X                            192,900      0 37300
MOLSON COORS BREWING CO B     Common         60871R209      270    6,000 X                              6,000      0     0
MONSANTO CO                   Common         61166W10       255    2,800 X                                800      0  2000
MOSAIC CO                     Common         61945C103     5846  101,480 X                             89,365      0 12115
NEWMONT MINING CORP           Common         651639106     2008   35,850 X                             34,350      0  1500
NORFOLK SOUTHERN CORP         Common         655844108      197    3,100 X                                600      0  2500
OMNICOM GROUP                 Common         681919106     5226  101,350 X                             90,130      0 11220
PEPSICO INC                   Common         713448108      651    9,200 X                              7,200      0  2000
POTASH CORP OF SASKATCHEWAN   Common         73755L107      310    7,140 X                                900      0  6240
PRAXAIR INC                   Common         74005P104      447    4,300 X                              1,000      0  3300
PROCTER & GAMBLE CO           Common         742718109      354    5,100 X                              2,300      0  2800
QUALCOMM INC                  Common         747525103      828   13,250 X                              8,600      0  4650
RAYTHEON CO                   Common         755111507     8427  147,430 X                            127,030      0 20400
RAYTHEON CO                   Common         755111507       57    1,000          X                         0      0  1000
RIO TINTO PLC ADR             Common         767204100      201    4,300 X                              1,700      0  2600
S.Y. BANCORP INC              Common         785060104      220    9,290 X                              9,290      0     0


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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
----------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                                SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP    VALUE   PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
----------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -----
SCOTTS MIRACLE-GRO CO         Common         810186106     1330   30,600 X                             30,600      0     0
ST JUDE MEDICAL INC.          Common         790849103     6593  156,500 X                            136,800      0 19700
ST JUDE MEDICAL INC.          Common         790849103       63    1,500          X                         0      0  1500
STRYKER CORP                  Common         863667101     6796  122,095 X                            106,485      0 15610
TARGET CORP                   Common         87612E106     6981  109,990 X                             95,120      0 14870
TEREX CORP                    Common         880779103     6319  279,830 X                            243,750      0 36080
THERMO FISHER SCIENTIFIC INC. Common         883556102     1342   22,810 X                             18,115      0  4695
TRANSOCEAN LTD                Common         H8817H100      587   13,075 X                             10,585      0  2490
U.S. BANCORP                  Common         902973304      168    4,900 X                              2,900      0  2000
URS CORP                      Common         903236107     5372  152,125 X                            129,825      0 22300
URS CORP                      Common         903236107       35    1,000          X                         0      0  1000
VERIZON COMMUNICATIONS        Common         92343V104      403    8,849 X                              1,749      0  7100
VULCAN MATERIALS CO           Common         929160109      497   10,500 X                              8,500      0  2000
WALGREEN CO                   Common         931422109      310    8,500 X                              3,000      0  5500


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